SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Textual) (Detail) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash, FDIC Insured Amount		$ 250,000	$ 250,000
Common Class A [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	31,000,000	31,000,000